UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 10-D

Asset-Backed Issuer Distribution Report

Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

For the monthly distribution period from October 1, 2007 to October 31, 2007

333-145491-01
Commission File Number of Issuing Entity

Caterpillar Financial Asset Trust 2007-A
(Exact name of issuing entity as specified in its charter)

333-145491
Commission File Number of Depositor

Caterpillar Financial Funding Corporation
(Exact name of depositor as specified in its charter)

Caterpillar Financial Services Corporation
(Exact name of sponsor as specified in its charter)

Delaware	26-0683996
(State or other jurisdiction of incorporation of the issuing entity)	(IRS Employer Identification Number)

The Bank of New York (Delaware)
Attn:  Corporate Trust Administration
100 White Clay Center
Route 273
Newark Delaware  19711
(Address of principal executive offices of the issuing entity)

(302) 283-8905
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1			X	Not Applicable
Class A-2a			X	Not Applicable
Class A-2b			X	Not Applicable
Class A-3a			X	Not Applicable
Class A-3b			X	Not Applicable
Class B			X	Not Applicable

Indicate by a check mark whether the registrant (1) has filed all reports to be filed by Section 13 or 15(d) of the Securites Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒    No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Caterpillar Financial Asset Trust 2007-A are set forth in the attached Monthly Servicer’s Certificate.

Introductory and explanatory information regarding the material terms, parties and distributions described in the Monthly Servicer’s Certificate attached as Exhibit 99.1 is included in the Prospectus Supplement dated September 17, 2007 and the Prospectus dated September 17, 2007 relating to the Caterpillar Financial Asset Trust 2007-A Class A-1, Class A-2a, Class A-2b, Class A-3a, Class A-3b and Class B Notes filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

PART II – OTHER INFORMATION

Item 2.  Legal Proceedings.

None

Item 3.  Sales of Securities and Use of Proceeds.

None

Item 4.  Defaults Upon Senior Securities.

None

Item 5.  Submission of Matters to a Vote of Security Holders.

None

Item 6.  Significant Obligor of Pool Assets.

None

Item 7.  Significant Enhancement Provider Information.

None

Item 8.   Other Information.

None

Item 9.   Exhibits.

(a)  Exhibits

99.1  Monthly Servicer’s Certificate for the month of October 2007

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Caterpillar Financial Funding Corporation
(Depositor)

 By:  /s/ David A. Kacynski
             David A. Kacynski
             Treasurer

 Dated :  November 26, 2007

EXHIBIT INDEX

Exhibit No.

99.1  Monthly Servicer’s Certificate for the month of October 2007